Borrowings - ABS VI Notes (Details) - USD ($) $ in Thousands	1 Months Ended
	Oct. 31, 2022	Jun. 30, 2025	Jun. 06, 2024
Oaktree Capital Management
Disclosure of detailed information about borrowings [line items]
Asset acquisition, borrowings recognised as of acquisition date			$ 132,576
Diversified ABS VI LLC
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary (as a percent)	51.25%
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 235,750
Discount percentage	2.63%
Interest rate	7.50%	7.50%
ABS VI Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
Debt service coverage ratio	1.15
ABS VI Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	50.00%
ABS VI Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	0.00%
Debt service coverage ratio	1.25
ABS VI Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
Production tracking rate	80.00%
Percentage of excess payments to be made if performance metrics are not met	0.00%
ABS VI Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
Percentage of excess payments to be made if performance metrics are not met	0.00%
Loan to value ratio	75.00%
ABS VI Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	50.00%
ABS VI Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio	1.15
ABS VI Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met	100.00%
ABS VI Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio	1.25
Group and Oaktree | ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 460,000